SCHEDULE III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2013
SCHEDULE III Real Estate and Accumulated Depreciation
SCHEDULE III Real Estate and Accumulated Depreciation

SCHEDULE III

Washington Prime Group Inc.
Real Estate and Accumulated Depreciation
December 31, 2013
(Dollars in thousands)

					Cost Capitalized Subsequent to Construction or Acquisition
							Gross Amounts At Which Carried At Close of Period
			Initial Cost
											Date of Construction or Acquisition
Name	Location	Encumbrances(3)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total(1)	Accumulated Depreciation(2)
Malls
Anderson Mall	Anderson, SC	$20,398	$1,712	$15,227	$851	$20,893	$2,563	$36,120	$38,683	$18,074	1972
Bowie Town Center	Bowie (Washington, D.C.), MD	—	2,479	60,322	235	10,976	2,714	71,298	74,012	29,485	2001
Boynton Beach Mall	Boynton Beach (Miami), FL	—	22,240	78,804	4,666	27,315	26,906	106,119	133,025	53,062	1985
Brunswick Square	East Brunswick (New York), NJ	76,672	8,436	55,838	—	30,694	8,436	86,532	94,968	44,430	1973
Charlottesville Fashion Square	Charlottesville, VA	—	—	54,738	—	17,948	—	72,686	72,686	32,683	1997
Chautauqua Mall	Lakewood, NY	—	3,116	9,641	—	16,435	3,116	26,076	29,192	14,185	1971
Chesapeake Square	Chesapeake (Virginia Beach), VA	65,242	11,534	70,461	—	19,489	11,534	89,950	101,484	53,113	1989
Cottonwood Mall	Albuquerque, NM	—	10,122	69,958	—	7,542	10,122	77,500	87,622	42,020	1996
Edison Mall	Fort Myers, FL	—	11,529	107,350	—	31,772	11,529	139,122	150,651	61,499	1997
Forest Mall	Fond Du Lac, WI	—	721	4,491	—	8,682	721	13,173	13,894	9,167	1973
Great Lakes Mall	Mentor (Cleveland), OH	—	12,302	100,362	—	30,661	12,302	131,023	143,325	57,785	1961
Gulf View Square	Port Richey (Tampa), FL	—	13,690	39,991	1,688	19,547	15,378	59,538	74,916	30,930	1980
Irving Mall	Irving (Dallas), TX	—	6,737	17,479	2,533	43,025	9,270	60,504	69,774	37,218	1971
Jefferson Valley Mall	Yorktown Heights (New York), NY	—	4,868	30,304	—	27,767	4,868	58,071	62,939	36,880	1983
Knoxville Center	Knoxville, TN	—	5,006	21,617	3,712	32,451	8,718	54,068	62,786	34,704	1984
Lima Mall	Lima, OH	—	7,659	35,338	—	13,812	7,659	49,150	56,809	25,767	1965
Lincolnwood Town Center	Lincolnwood (Chicago), IL	—	7,834	63,480	—	7,682	7,834	71,162	78,996	45,561	1990
Lindale Mall	Cedar Rapids, IA	—	14,106	58,286	—	6,063	14,106	64,349	78,455	6,228	1998
Longview Mall	Longview, TX	—	259	3,567	124	9,252	383	12,819	13,202	7,472	1978
Maplewood Mall	St. Paul (Minneapolis), MN	—	17,119	80,758	—	24,267	17,119	105,025	122,144	37,102	2002
Markland Mall	Kokomo, IN	—	—	7,568	—	17,008	—	24,576	24,576	13,219	1968
Melbourne Square	Melbourne, FL	—	15,762	55,891	4,160	30,434	19,922	86,325	106,247	39,350	1982
Mesa Mall	Grand Junction, CO	87,250	12,784	80,639	—	1,427	12,784	82,066	94,850	8,639	1998
Muncie Mall	Muncie, IN	—	172	5,776	52	28,234	224	34,010	34,234	20,382	1970
Northlake Mall	Atlanta, GA	—	33,322	98,035	—	3,813	33,322	101,848	135,170	73,019	1998
Northwoods Mall	Peoria, IL	—	1,185	12,779	2,164	38,469	3,349	51,248	54,597	32,596	1983
Oak Court Mall	Memphis, TN	—	15,673	57,304	—	9,556	15,673	66,860	82,533	37,543	1997
Orange Park Mall	Orange Park (Jacksonville), FL	—	12,998	65,121	—	42,553	12,998	107,674	120,672	55,165	1994
Paddock Mall	Ocala, FL	—	11,198	39,727	—	21,955	11,198	61,682	72,880	26,719	1980
Port Charlotte Town Center	Port Charlotte, FL	46,353	5,471	58,570	—	15,507	5,471	74,077	79,548	40,124	1989

SCHEDULE III

Washington Prime Group Inc.
Real Estate and Accumulated Depreciation (Continued)
December 31, 2013
(Dollars in thousands)

					Cost Capitalized Subsequent to Construction or Acquisition
							Gross Amounts At Which Carried At Close of Period
			Initial Cost
											Date of Construction or Acquisition
Name	Location	Encumbrances(3)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total(1)	Accumulated Depreciation(2)
Richmond Town Square	Richmond Heights (Cleveland), OH	—	2,600	12,112	—	56,081	2,600	68,193	70,793	51,751	1966
River Oaks Center	Calumet City (Chicago), IL	—	30,560	101,224	—	11,295	30,560	112,519	143,079	53,968	1997
Rolling Oaks Mall	San Antonio, TX	—	1,929	38,609	—	13,650	1,929	52,259	54,188	31,736	1988
Rushmore Mall	Rapid City, SD	94,000	18,839	67,364	—	1,183	18,839	68,547	87,386	8,579	1998
Southern Hills Mall	Sioux City, IA	101,500	15,025	75,984	—	727	15,025	76,711	91,736	8,252	1998
Southern Park Mall	Youngstown, OH	—	16,982	77,767	97	27,091	17,079	104,858	121,937	52,442	1970
Sunland Park Mall	El Paso, TX	28,359	2,896	28,900	—	9,695	2,896	38,595	41,491	25,827	1988
Town Center at Aurora	Aurora (Denver), CO	—	9,959	56,832	6	55,963	9,965	112,795	122,760	57,703	1998
Towne West Square	Wichita, KS	49,360	972	21,203	61	12,647	1,033	33,850	34,883	22,502	1980
Valle Vista Mall	Harlingen, TX	40,000	1,398	17,159	329	21,322	1,727	38,481	40,208	24,142	1983
Virginia Center Commons	Glen Allen, VA	—	9,764	50,547	—	26,584	9,764	77,131	86,895	38,852	1991
West Ridge Mall	Topeka, KS	64,794	5,453	34,148	1,168	24,122	6,621	58,270	64,891	33,298	1988
Westminster Mall	Westminster (Los Angeles), CA	—	43,464	84,709	—	35,744	43,464	120,453	163,917	51,246	1998
Strip Centers
Arboretum	Austin, TX	—	7,640	36,774	71	12,240	7,711	49,014	56,725	21,046	1987
Bloomingdale Court	Bloomingdale (Chicago), IL	25,164	8,422	26,184	—	13,429	8,422	39,613	48,035	22,263	1987
Bowie Town Center Strip	Bowie (Washington, D.C.), MD	—	231	4,597	—	—	231	4,597	4,828	1,854	1987
Charles Towne Square	Charleston, SC	—	—	1,768	370	10,636	370	12,404	12,774	9,705	1976
Chesapeake Center	Chesapeake (Virginia Beach), VA	—	4,410	11,241	—	177	4,410	11,418	15,828	7,622	1989
Concord Mills Marketplace	Concord (Charlotte), NC	16,000	8,036	21,167	—	—	8,036	21,167	29,203	1,519	2007
Countryside Plaza	Countryside (Chicago), IL	—	332	8,507	2,554	10,183	2,886	18,690	21,576	10,215	1977
Dare Centre	Kill Devil Hills, NC	—	—	5,702	—	649	—	6,351	6,351	2,157	2004
DeKalb Plaza	King of Prussia (Philadelphia), PA	2,377	1,955	3,405	—	1,348	1,955	4,753	6,708	2,722	2003
Empire East	Sioux Falls, SD	—	3,350	10,552	—	2,368	3,350	12,920	16,270	976	1998
Forest Plaza	Rockford, IL	17,733	4,132	16,818	453	13,143	4,585	29,961	34,546	14,616	1985
Gateway Centers	Austin, TX	—	24,549	81,437	—	13,282	24,549	94,719	119,268	33,797	2004
Greenwood Plus	Greenwood (Indianapolis), IN	—	1,129	1,792	—	4,655	1,129	6,447	7,576	3,725	1979
Henderson Square	King of Prussia (Philadelphia), PA	13,301	4,223	15,124	—	838	4,223	15,962	20,185	4,883	2003
Highland Lakes Center	Orlando, FL	—	7,138	25,284	—	2,102	7,138	27,386	34,524	22,367	1991
Keystone Shoppes	Indianapolis, IN	—	—	4,232	2,118	2,797	2,118	7,029	9,147	2,500	1997
Lake Plaza	Waukegan (Chicago), IL	—	2,487	6,420	—	1,370	2,487	7,790	10,277	4,533	1986
Lake View Plaza	Orland Park (Chicago), IL	15,470	4,702	17,543	—	13,726	4,702	31,269	35,971	17,600	1986

SCHEDULE III

Washington Prime Group Inc.
Real Estate and Accumulated Depreciation (Continued)
December 31, 2013
(Dollars in thousands)

					Cost Capitalized Subsequent to Construction or Acquisition
							Gross Amounts At Which Carried At Close of Period
			Initial Cost
											Date of Construction or Acquisition
Name	Location	Encumbrances(3)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total(1)	Accumulated Depreciation(2)
Lakeline Plaza	Cedar Park (Austin), TX	16,613	5,822	30,875	—	9,308	5,822	40,183	46,005	18,728	1998
Lima Center	Lima, OH	—	1,781	5,151	—	8,959	1,781	14,110	15,891	6,943	1978
Lincoln Crossing	O'Fallon (St. Louis), IL	—	674	2,192	—	893	674	3,085	3,759	1,653	1990
MacGregor Village	Cary, NC	—	502	8,891	—	406	502	9,297	9,799	2,556	2004
Mall of Georgia Crossing	Buford (Atlanta), GA	24,527	9,506	32,892	—	1,553	9,506	34,445	43,951	16,120	2004
Markland Plaza	Kokomo, IN	—	206	738	—	6,328	206	7,066	7,272	3,907	1974
Martinsville Plaza	Martinsville, VA	—	—	584	—	461	—	1,045	1,045	846	1967
Matteson Plaza	Matteson (Chicago), IL	—	1,771	9,737	—	3,604	1,771	13,341	15,112	8,081	1988
Muncie Towne Plaza	Muncie, IN	6,907	267	10,509	87	2,777	354	13,286	13,640	6,147	1998
New Castle Plaza	New Castle, IN	—	128	1,621	—	1,608	128	3,229	3,357	1,876	1966
North Ridge Shopping Center	Raleigh, NC	12,500	385	12,826	—	1,524	385	14,350	14,735	3,956	2004
Northwood Plaza	Fort Wayne, IN	—	148	1,414	—	2,151	148	3,565	3,713	2,336	1974
Palms Crossing	McAllen, TX	37,179	13,496	45,925	—	9,232	13,496	55,157	68,653	15,868	2006
Richardson Square	Richardson (Dallas), TX	—	6,285	—	990	15,021	7,275	15,021	22,296	3,167	1977
Rockaway Commons	Rockaway (New York), NJ	—	5,149	26,435	—	8,443	5,149	34,878	40,027	12,129	1998
Rockaway Town Plaza	Rockaway (New York), NJ	—	—	18,698	2,227	3,222	2,227	21,920	24,147	6,157	2004
Shops at Arbor Walk, The	Austin, TX	42,020	—	42,546	—	6,124	—	48,670	48,670	12,828	2005
Shops at North East Mall, The	Hurst (Dallas), TX	—	12,541	28,177	402	5,835	12,943	34,012	46,955	18,837	1999
St. Charles Towne Plaza	Waldorf (Washington, D.C.), MD	—	8,216	18,993	—	4,477	8,216	23,470	31,686	13,191	1987
Tippecanoe Plaza	Lafayette, IN	—	—	745	234	5,298	234	6,043	6,277	3,784	1974
University Center	Mishawaka, IN	—	2,119	8,365	—	3,103	2,119	11,468	13,587	9,047	1980
University Town Plaza	Pensacola, FL	—	6,009	26,945	—	—	6,009	26,945	32,954	811	2013
Washington Plaza	Indianapolis, IN	—	263	1,833	—	2,742	263	4,575	4,838	3,712	1976
Waterford Lakes Town Center	Orlando, FL	—	8,679	72,836	—	17,229	8,679	90,065	98,744	46,600	1999
West Ridge Plaza	Topeka, KS	—	1,376	4,560	—	3,841	1,376	8,401	9,777	3,758	1988
White Oaks Plaza	Springfield, IL	13,813	3,169	14,267	—	6,546	3,169	20,813	23,982	9,581	1986
Wolf Ranch	Georgetown (Austin), TX	—	21,999	51,547	—	11,897	21,999	63,444	85,443	19,338	2004
Development Projects
Fairfield Town Center	Fairfield Town Center	—	5,354	4,435	—	—	5,354	4,435	9,789	—

		$917,532	$628,456	$2,908,264	$31,352	$1,156,858	$659,808	$4,065,122	$4,724,930	$1,920,476

Notes to Schedule III as of December 31, 2013
(Dollars in thousands)

(1) Reconciliation of Real Estate Properties:

        The changes in real estate assets (which excludes furniture, fixtures and equipment) for the years ended December 31, 2013, 2012, and 2011 are as follows:

	2013	2012	2011
Balance, beginning of year	$4,660,914	$4,596,784	$4,180,544
Acquisitions	—	29,978	356,928
Improvements	84,731	86,922	81,938
Disposals*	(20,715)	(52,770)	(22,626)

Balance, close of year	$4,724,930	$4,600,914	$4,596,784

*
Primarily represents fully depreciated assets which have been disposed.

        The unaudited aggregate cost of real estate assets for federal income tax purposes as of December 31, 2013 was $4,479,780.

(2) Reconciliation of Accumulated Depreciation:

        The changes in accumulated depreciation and amortization for the years ended December 31, 2013, 2012, and 2011 are as follows:

	2013	2012	2011
Balance, beginning of year	$1,781,073	$1,664,253	$1,546,670
Depreciation expense	159,791	161,578	139,667
Disposals	(20,388)	(44,758)	(22,084)

Balance, close of year	$1,920,476	$1,781,073	$1,664,253

        Depreciation of our investment in buildings and improvements reflected in the combined statements of operations is calculated over the estimated original lives of the assets as noted below.

  •
  Buildings and Improvements—typically 10-35 years for the structure, 15 years for landscaping and parking lot, and 10 years for HVAC equipment.

  •
  Tenant Allowances and Improvements—shorter of lease term or useful life.

(3) Encumbrances represent face amount of mortgage debt and exclude any premiums or discounts.